FAIR VALUE MEASUREMENTS (Details 2) - D. Boral ARC Acquisition I Corp [Member]	Aug. 01, 2025 $ / shares
Class of Warrant or Right [Line Items]
Exercise Price	$ 10.00
Annual risk-free rate (term-matched)	4.31%
Expected warrant implied volatility based on warrants from comparable SPAC securities	22.70%
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Estimated share price	$ 9.68
Exercise Price	$ 11.50
Term (years)	2 years 9 months
Annual risk-free rate (term-matched)	3.75%
Expected warrant implied volatility based on warrants from comparable SPAC securities	14.44%